Financial instruments by category	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of financial instruments [text block]

Note 25     Financial instruments by category

	Assets as per statement
	of financial position
Amounts in US$ '000	2019	2018
Financial assets at fair value through profit or loss
Derivative financial instrument assets	8,097	27,539
Cash and cash equivalents	42,212	53,794
	50,309	81,333
Other financial assets at amortized cost
Trade receivables	44,178	16,215
To be recovered from co-venturers (Note 34)	1,035	1,819
Other financial assets (a)	10,999	11,468
Cash and cash equivalents	68,968	73,933
	125,180	103,435
Total financial assets	175,489	184,768
(a)

Non-current other financial assets relate to contributions made for environmental obligations according to Brazilian government regulations. Current other financial assets corresponds to short-term investments with original maturities up to twelve months and over three months.

	Liabilities as per statement
	of financial position
Amounts in US$ ‘000	2019	2018
Liabilities at fair value through profit and loss
Derivative financial instrument liabilities	952	—
	952	—
Other financial liabilities at amortized cost
Trade payables	83,991	69,142
Payables to LGI (Note 36.1)	15,000	29,509
To be paid to co-venturers (Note 34)	4,803	8,449
Lease liabilities	13,243	—
Borrowings	437,419	447,002
	554,456	554,102
Total financial liabilities	555,408	554,102

25.1 Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates:

Amounts in US$ ‘000	2019	2018
Trade receivables
Counterparties with an external credit rating (Moody’s)
Ba1	1,037	—
B2	780	1,196
Ba2	6,156	5,511
Ba3	-	3,734
Baa3	25,447	—
Caa2	933	—
Counterparties without an external credit rating
Group1 (a)	9,825	5,774
Total trade receivables	44,178	16,215
(a)	Group 1 – existing customers (more than 6 months) with no defaults in the past.

All trade receivables are denominated in US Dollars, except in Brazil where are denominated in Brazilian Real.

Cash at bank and other financial assets (a)

Amounts in US$ ‘000	2019	2018
Counterparties with an external credit rating (Moody’s, S&P, Fitch, BRC Investor Services)
A1	6,924	1,315
A2	33,633	595
A3	13,105	765
Aaa-mf	41,219	52,563
Aa1	—	4,732
Aa3	—	17,431
AAA	3,894	14,307
Ba1	1,854	4,033
Ba2	1	1
Baa1	580	13,903
Baa1+	—	4,138
Baa2	5,408	6,534
Ba3	1,262	212
BBB	—	3,199
Counterparties without an external credit rating	14,278	15,448
Total	122,158	139,176
(a)	The remaining balance sheet item ‘cash and cash equivalents’ corresponds to cash on hand amounting to US$ 21,000 (US$ 20,000 in 2018).

25.2 Financial liabilities- contractual undiscounted cash flows

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1	Between 1	Between 2	Over 5
Amounts in US$ ‘000	year	and 2 years	and 5 years	years
At December 31, 2019
Borrowings	37,621	27,625	507,875	—
Lease liabilities	7,442	2,494	4,479	1,053
Trade payables	83,291	700	—	—
To be paid to co-venturers	28	—	4,775	—
Payables to LGI (Note 36.1)	15,000	—	—	—
	143,382	30,819	517,129	1,053
At December 31, 2018
Borrowings	39,545	38,648	82,875	452,625
Trade payables	68,862	280	—	—
To be paid to co-venturers	8,449	—	—	—
Payables to LGI (Note 36.1)	15,000	15,000	—	—
	131,856	53,928	82,875	452,625

25.3 Fair value measurement of financial instruments

Accounting policies for financial instruments have been applied to classify as either: amortized cost, financial assets at fair value through profit or loss and fair value through other comprehensive income. For financial instruments that are measured in the statement of financial position at fair value, IFRS 13 requires a disclosure of fair value measurements by level according to the following fair value measurement hierarchy:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices).

Level 3 - Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

This note provides an update on the judgements and estimates made by the Group in determining the fair values of the financial instruments since the last annual financial report.

25.3.1 Fair value hierarchy

The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value at December 31, 2019 and 2018 on a recurring basis:

			At December 31
Amounts in US$ ‘000	Level 1	Level 2	2019
Assets
Cash and cash equivalents
Money market funds	42,212	—	42,212
Derivative financial instrument liabilities
Commodity risk management contracts	—	444	444
Currency risk management contracts	—	874	874
Forward contacts relating to forecast transactions	—	6,779	6,779
Total Assets	42,212	8,097	50,309
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	—	952	952
Total Liabilities	—	952	952

			At December 31
Amounts in US$ ‘000	Level 1	Level 2	2018
Assets
Cash and cash equivalents
Money market funds	53,794	—	53,794
Derivative financial instrument liabilities
Commodity risk management contracts	—	27,539	27,539
Total Assets	53,794	27,539	81,333

There were no transfers between Level 2 and 3 during the period.

The Group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as at December 31, 2019.

25.3.2 Valuation techniques used to determine fair values

Specific valuation techniques used to value financial instruments include:

•	The use of quoted market prices or dealer quotes for similar instruments.
•

The mark-to-market fair value of the Group’s outstanding derivative instruments is based on independently provided market rates and determined using standard valuation techniques, including the impact of counterparty credit risk and are within level 2 of the fair value hierarchy.

•	The fair value of the remaining financial instruments is determined using discounted cash flow analysis. All of the resulting fair value estimates are included in level 2.

25.3.3 Fair values of other financial instruments (unrecognized)

The Group also has a number of financial instruments which are not measured at fair value in the balance sheet. For the majority of these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.

Borrowings are comprised primarily of fixed rate debt and variable rate debt with a short-term portion where interest has already been fixed. They are classified under other financial liabilities and measured at their amortized cost.

The fair value of these financial instruments at December 31, 2019 amounts to US$ 453,956,000
(US$ 445,582,000 in 2018). The fair values are based on market price for the Notes and cash flows discounted for other borrowings using a rate based on the borrowing rate and are within level 1 and level 2 of the fair value hierarchy, respectively.

.